Description of business and significant accounting policies	12 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Description of business and significant accounting policies
1	Description of business and significant accounting policies

Bonso Electronics International Inc. and its subsidiaries (collectively, the “Company” or “Group”) are engaged in the designing, manufacturing and selling of a comprehensive line of electronic scales and weighing instruments, pet electronics products and other products. Further, the Group also rents or leases both factory facilities and equipment not being currently used to third parties.

The consolidated financial statements have been prepared in United States dollars and in accordance with generally accepted accounting principles in the United States of America. The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Significant estimates made by management include valuation of inventories, allowance for expected credit losses, stock-based compensation, expected useful life of long-lived assets, valuation allowance for deferred tax assets, incremental borrowing rate to calculate lease liabilities and right-of-use (“ROU”) assets and historical average sales return to calculate refund. Actual results could differ from those estimates.

COVID-19 Considerations

For the month after the outbreak of COVID-19, domestic business activities in China were disrupted by a series of emergency quarantine measures taken by the government. In February 2020, the Company’s plant and offices in People’s Republic of China (“PRC”) were temporarily suspended for two weeks according to the instruction of the local government, related to COVID-19. Emergency quarantine measures and travel restrictions caused business disruptions across China. The evolution of quarantine measures and travel restrictions resulted in negative consequences for our business operations including, but not limited to, the temporary closure of the Company’s factory and operations beginning in early February, limited support from the Company’s employees, delayed access to raw material supplies and inability to deliver products to customers on a timely basis.

The travel restrictions imposed as a result of the COVID-19 pandemic had a material negative impact on the Company’s operations. The Company is not able to send its sales and marketing teams to visit our overseas customers and potential customers. And the Company’s promotion events like trade exhibitions are limited due to travel restrictions in China. Under normal circumstances, the Company’s management regularly travels from Hong Kong to the Shenzhen office and Xinxing factory. The inability to travel regularly has affected the Company’s operations.

The extent to which COVID-19 negatively impacts our business results is highly uncertain and cannot be accurately predicted. The magnitude of this negative effect on the continuity of our business operation and supply chains in China remains uncertain. These uncertainties impede our ability to conduct our daily operations and could materially and adversely affect our business, financial condition and results of operations. The Company did not record any asset impairments, inventory charges or bad debt provision related to COVID-19 during the year ended March 31, 2021 (2020: $nil). However, if the customer demand is persistently weak in coming months or we are instructed to suspend the operations of our plants in PRC, the Company may need to record such charges.

The significant accounting policies are as follows:

(a)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries after elimination of inter-company accounts and transactions.

Acquisitions of companies have been consolidated from the date on which control of the net assets and operations was transferred to the Company.

Acquisitions of companies are accounted for using the purchase method of accounting.

(b)	Cash and cash equivalents

Cash and cash equivalents are short-term, highly liquid investments with original maturities of three months or less. Cash equivalents are stated at cost, which approximates fair value because of the short-term maturity of these instruments. The Company has no cash equivalents as of March 31, 2020 and 2021.

(c)	Inventories

Inventories are stated at the lower of cost, as determined on a first-in, first-out basis, or net realizable value. Costs of inventories include purchase and related costs incurred in bringing the products to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. The Company routinely reviews its inventories for their salability and for indications of obsolescence to determine if inventory carrying values are higher than net realizable value. Some of the significant factors the Company considers in estimating the net realizable value of its inventories include the likelihood of changes in market and customer demand and expected changes in market prices for its inventories.

(d)	Trade receivables and allowance for expected credit losses

Trade receivables are recorded at the invoiced amount, net of allowances for doubtful accounts and sales returns, if any. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in the Company’s existing trade receivables. Bad debt expense is included in administrative and general expenses.

The Company recognizes an allowance for expected credit losses to ensure accounts and other receivables are not overstated due to uncollectibility. Allowance for doubtful receivables is maintained for all customers based on a variety of factors, including the length of time the receivables are past due, significant one-time events and historical experience. An additional allowance for individual accounts is recorded when the Company becomes aware of customers’ or other debtors’ inability to meet their financial obligations, such as bankruptcy filings or deterioration in the customer’s or other debtor’s operating results or financial position. If circumstances related to customers or debtors change, estimates of the recoverability of receivables will be further adjusted.

(e)	Income taxes and deferred income taxes

Amounts in the consolidated financial statements related to income taxes are calculated using the principles of Accounting Standards Codification (“ASC”) 740 and Accounting Standards Updates (“ASU”) 2013-11 “Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists”. ASC 740 requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are determined based on the temporary differences between the financial reporting bases and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Future tax benefits, such as net operating loss carry forwards, are recognized as deferred tax assets. Recognized deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company complies with ASC 740 “Income Taxes” for uncertainty in income taxes recognized in financial statements. ASC 740 prescribes a recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company’s accounting policy is to treat interest and penalties as components of income taxes. The Company’s income tax returns through the fiscal year ended March 31, 2020 have been assessed by the tax authorities.

(f)	Intangible assets

Land use rights held by the Company are included in intangible assets. The granted useful life of the land use rights is 50 years. They are stated at cost and amortized on a straight-line basis over a maximum period of 30 years, in accordance with the business licenses expiring in 2024.

(g)	Property, plants and equipment, net

(i)	Property, plant and equipment are stated at cost less accumulated depreciation. Leasehold land and buildings are depreciated on a straight-line basis over 15 to 66 years, representing the shorter of the remaining term of the lease or the expected useful life to the Company.

(ii)	Other categories of property, plant and equipment are carried at cost and depreciated using the straight-line method over their expected useful lives to the Company. The principal estimated useful lives for depreciation are:

Plant and machinery - 10 years
Furniture, fixtures and equipment - 5 to 10 years
Motor vehicles - 5 years

(iii)	Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use.

(iv)	The cost of major improvements and betterments is capitalized, whereas the cost of maintenance and repairs is expensed in the year when it is incurred.

(v)	Any gain or loss on disposal is included in the consolidated statements of operations and comprehensive income.

(h)	Impairment of long-lived assets including intangible assets

Long-lived assets held and used by the Company and intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Company evaluates recoverability of assets to be held and used by comparing the carrying amount of an asset to future net undiscounted cash flows to be generated by the asset. If such assets are considered to be impaired, the impairment loss is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets calculated using a discounted future cash flows analysis. Provisions for impairment made on other long-lived assets are disclosed in the consolidated statements of operations and comprehensive income.

(i)	Financial instrument at amortized cost

Held-to-maturity debt securities are purchased from a financial institution and pledged as collateral for certain secured bank loans, which are stated at amortized cost. Interest income, including amortization of the premium and discount arising at acquisition, are included in earnings.

(j)	Financial instruments at fair value

The Company complies with ASC 820, “Fair Value Measurements” (“ASC 820”). ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1-Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2-Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

Level 3-Inputs are unobservable inputs which reflect the reporting entity's own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

(k)	Leases

The Company determines if an arrangement is a lease at inception of the contract. Leases are recorded in “right-of-use (ROU) assets” and "lease liabilities" in the Company's consolidated balance sheets.

ROU assets represent the Company’s right to use an underlying asset during the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term. For leases in which the rate implicit in the lease is not readily determinable, the Company uses its incremental borrowing rate based on the information available at commencement date for determining the present value of lease payments. Lease term includes the effects of options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for operating lease arrangements is recognized on a straight-line basis over the lease term.

On April 1, 2019, the date of initial application, the Company adopted, “Leases” (Topic 842), using the modified retrospective method. The modified retrospective method provides a method of recognizing those leases which had not expired as of the date of adoption of April 1, 2019. The prior period consolidated financial statements have not been retrospectively adjusted and continue to be reported under Topic 840.

The Company elected the practical expedient permitted under the transition guidance under Topic 842, which amongst other matters, allowed the Company (i) not to apply the recognition requirements to short-term leases (leases with a lease term of 12 months or less), (ii) not to reassess whether any expired or existing contracts are or contain leases, (iii) not to reassess the lease classification for any expired or existing leases, and (iv) not to reassess initial direct costs for any existing leases.

The adoption resulted in the recognition of ROU assets of $407,000 and lease liabilities of $407,000 for operating leases as of April 1, 2019. The adoption had no impact on opening balance of accumulated deficit. Refer to note 11 to the consolidated financial statements for details.

The Company reviews ROU assets for impairment whenever events or changes in circumstances indicate that the related carrying amount may not be recoverable.

(l)	Revenue recognition

Effective April 1, 2018, the Company adopted the new guidance of ASC Topic 606, “Revenue from Contracts with Customers (Topic 606)”, which supersedes the revenue recognition requirements in ASC Topic 605, “Revenue Recognition”. Topic 606 requires the Company to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company applies the following steps to recognize revenues: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when, or as, the Company satisfies a performance obligation.

Product sales

The Company’s revenue from contracts with customers is derived from product revenue principally from the sales of electronic scales and pet electronic products directly to customers. The Company sells goods to customers based on purchase orders received from the customers. The Company has determined there is one performance obligation for each model included in the purchase orders. The performance obligation is considered to be met and revenue is recognized when the customer obtains control of the goods, which is generally the point at which products are leaving the ports of Hong Kong, Shenzhen or Nansha (Guangzhou), or when risks and rewards are transferred to the customer. The Company did not recognize any revenue from contracts with customers for performance obligations satisfied over time during the year ended March 31, 2021.

The transaction price is generally in the form of a fixed price which is agreed with the customer at contract inception. The transaction price is recorded net of any sales return, surcharges and value-added taxes on gross sales. The Company allocates the transaction price to each performance obligation based on the purchase orders. Customers are required to pay over an agreed-upon credit period, usually between 15 to 119 days. In certain circumstances, the Company will request a deposit from a customer. Customers’ deposits are settled as part of the outstanding bill upon receiving an acknowledgement from customers. For the remaining balance of the outstanding bill, the customer is required to pay over an agreed-upon credit period, usually between 0 to 15 days.

Return rights

The Company does not generally provide its customers with a right of return or production protection. Each customer is required to perform a product quality check before accepting delivery of goods. The Company provides to certain customers an additional one to two percent of the quantity of certain products ordered in lieu of a warranty, which is recognized as cost of sales when these products are shipped to customers from the Company’s facilities.

During the year ended March 31, 2020, the Company began to sell its products through Amazon’s online platform. Customers purchasing products through Amazon have a 30-day right of return from the date of receipt of the product. The Company recorded a refund liability of approximately $29,000 at March 31, 2021 (2020: $69,000; 2019: $nil) for these expected returns, which was based on the average monthly returns received for Amazon sales.

 Value-added taxes and surcharges

The Company presents revenue net of value-added taxes (“VAT”) and surcharges incurred. Surcharge are sales related taxes representing the City Maintenance and Construction Tax and Education Surtax. VAT, business taxes and surcharges collected from customers, net of VAT paid for purchases, are recorded as a liability in the consolidated balance sheets until these are paid to the tax authorities.

Outbound freight and handling costs

The Company accounts for product outbound freight and handling costs as fulfillment activities and presents the associated costs in selling, general and administrative expenses in the period in which it sells the product.

Disaggregation of revenue

The Company disaggregates its revenue from different types of contracts with customers by principal product categories, as the Company believes it best depicts the nature, amount, timing and uncertainty of its revenue and cash flows. See Note 19 for product revenues by segment.

Contract balances

The Company did not recognize any contract asset as of March 31, 2020 and March 31, 2021. The timing between the recognition of revenue and receipt of payment is not significant. The Company’s contract liabilities consist of deposits received from customers. As of March 31, 2020 and 2021, the balances of the contract liabilities are approximately $12,000 and $317,000, respectively. All contract liabilities at the beginning of the year ended March 31, 2021 were recognized as revenue during the year ended March 31, 2021 and all contract liabilities as of the end of the year ended March 31, 2021 are expected to be realized in the following year.

Lease income includes minimum rents which are recognized on an accrual basis over the terms of the related leases on a straight-line basis. Lease revenue recognition commences when the lessee is given possession of the leased space and there are no contingencies offsetting the lessee’s obligation to pay rent.

(m)	Research and development costs

Research and development costs include salaries, utilities and contractor fees that are directly attributable to the conduct of research and development progress primarily related to the development of new design of products. Research and development costs are expensed as incurred. Research and development costs of approximately $175,000, $213,000 and $229,000 were charged to operations for the years ended March 31, 2019, 2020 and 2021, respectively.

(n)	Advertising

Advertising costs are expensed as incurred and are included within selling, general and administrative expenses. Advertising costs were approximately $21,000, $103,000 and $30,000 for the fiscal years ended March 31, 2019, 2020 and 2021, respectively.

(o)	Foreign currency translations

(i)	The Company’s functional currency is the United States dollar. Transactions denominated in non-United States dollar currencies of foreign subsidiaries where the United States dollar is the functional currency are translated into United States dollars at the exchange rates existing at date of transaction. The translation of local currencies into United States dollars at the balance sheet date creates transaction adjustments which are included in net income. Exchange differences are recorded in the statements of operations and comprehensive income.

(ii)	The financial statements of foreign subsidiaries, where non-United States dollar currencies are the functional currencies, are translated into United States dollars using exchange rates in effect at period end for assets and liabilities and average exchange rates during each reporting period for the statement of operations. Adjustments resulting from translation of these financial statements are reflected as a separate component of stockholders’ equity in accumulated other comprehensive income.

(p)	Stock options and warrants

Stock options have been granted to employees, directors and non-employee directors. Upon exercise of the options, a holder can acquire shares of common stock of the Company at an exercise price determined by the board of directors. The options are exercisable based on the vesting terms stipulated in the option agreements or plan.

The Company follows the guidance of ASC 718, “Accounting for Stock Options and Other Stock-Based Compensation”. ASC 718 requires companies to record compensation expense for share-based awards issued to employees and directors in exchange for services provided. The amount of the compensation expense is based on the estimated fair value of the awards on their grant dates and is recognized over the required service periods. Our share-based awards include stock options and restricted stock awards. The estimated fair value underlying our calculation of compensation expense for stock options is based on the Black-Scholes pricing model. Forfeitures of share-based awards are estimated at the time of grant and revised, if necessary, in subsequent periods if our estimates change based on the actual amount of forfeitures we have experienced.

(q)	Fair value of financial instruments

The carrying amounts of financial instruments including cash and cash equivalents, trade receivables, net, other receivables, deposits and prepayments, other current assets, accounts payable and accrued charges and deposits, and other current liabilities approximate fair value due to the relatively short-term maturity of these instruments. The carrying value of long-term debt approximates fair value based on prevailing borrowing rates currently available for loans with similar terms and maturities.

(r)	Treasury stock

The Company periodically retires treasury shares that it acquires through share repurchases and returns those shares to the status of authorized but unissued. The Company accounts for treasury stock transactions under the cost method. For each reacquisition of common stock, the number of shares and the acquisition price for those shares is added to the existing treasury stock count and total value, respectively, and recognized as a deduction from equity. When treasury shares are retired, the Company’s policy is to allocate the excess of the repurchase price over the par value of shares acquired to additional paid-in capital, with any remaining amount being charged to retained earnings.

Recently adopted accounting pronouncements

In June 2016, the FASB issued ASU 2016-13, "Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments" ("ASU 2016-13"), which improves financial reporting by providing timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. The ASU requires an organization to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions and reasonable and supportable forecasts. Forward-looking information will now be used to better inform credit loss estimates. This ASU is effective for interim and annual periods beginning after December 15, 2019 and early adoption is permitted. Effective April 1, 2020, the Company adopted ASU 2016-13, which did not have a material impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” ("ASU 2018-13") which is part of the FASB disclosure framework project to improve the effectiveness of disclosures in the notes to the financial statements. The amendments in the new guidance remove, modify and add certain disclosure requirements related to fair value measurements covered in Topic 820, “Fair Value Measurement.” The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Effective April 1, 2020, the Company adopted ASU 2018-13, which did not have a material impact on the Company’s consolidated financial statements.

In October 2018, the FASB issued ASU No. 2018-17, “Consolidation: Targeted Improvements to Related Party Guidance for Variable Interest Entities,” ("ASU 2018-17") which modifies the guidance related to indirect interests held through related parties under common control for determining whether fees paid to decision makers and service providers are variable interest. ASU 2018-17 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and early adoption is permitted. Effective April 1, 2020, the Company adopted ASU 2018-17, which did not have a material impact on the Company’s consolidated financial statements.

In November 2018, the FASB issued ASU No. 2018-19, “Codification Improvements to Topic 326, Financial Instruments—Credit Losses,” (“ASU 2018-19”) which clarifies and improves guidance related to credit losses, hedging, and recognition and measurement. Same as ASU 2016-13, this ASU is effective for interim and annual periods beginning after December 15, 2019 and early adoption is permitted. Effective April 1, 2020, the Company adopted ASU 2018-19, which did not have a material impact on the Company’s consolidated financial statements.

 Recent accounting pronouncements not yet adopted

In December 2019, the FASB issued ASU No. 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes” (“ASU 2019-12”). ASU 2019-12 will simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. For public business entities, the amendments in this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company is evaluating the impact of the adoption of ASU 2019-12, but does not expect it to have a material impact on income taxes as reported in its consolidated financial statements.

In October 2020, the FASB issued ASU No. 2020-10, "Codification Improvements" (“ASU 2020-10”), which improves consistency by amending the Accounting Standards Codification to include all disclosure guidance in the appropriate disclosure sections and clarifies the application of various provisions in the Codification by amending and adding new headings, cross referencing to other guidance, and refining or correcting terminology. The amendments are effective for annual periods beginning after December 15, 2020 for public business entities. The Company is evaluating the impact of the adoption of ASU 2020-10, but does not expect it to have a material impact on its consolidated financial statements.

We believe there is no additional new accounting guidance adopted, but not yet effective that is relevant to the readers of our financial statements. However, there are numerous new proposals under development which, if and when enacted, may have a significant impact on our financial reporting.